Long-term Debt - Assumed debt as part of the acquisition of Augustea Vessels (Details) $ in Thousands	7 Months Ended	12 Months Ended
	Aug. 03, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Credit Suisse
Debt Instrument [Line Items]
Number of vessels financed		5
Repayments of debt			$ 60,790
ABN AMRO
Debt Instrument [Line Items]
Number of vessels financed		4
Repayments of debt			$ 69,907
BNP Facility
Debt Instrument [Line Items]
Vessels provided as collateral		The loan is secured by a first priority mortgage on the two Augustea vessels.
Line of credit facility, description		The BNP Facility provided financing for the vessels Star Despoina and Pierra.
Number of loan tranches		2
Number of vessels financed		2
BNP Facility | Tranche A
Debt Instrument [Line Items]
Outstanding amount	$ 15,914
Number of installments	16
Frequency of payments		quarterly
BNP Facility | Tranche B
Debt Instrument [Line Items]
Outstanding amount	$ 14,977
Number of installments	17
Frequency of payments		quarterly
BNP Facility | Tranche A - First Fifteen Installments
Debt Instrument [Line Items]
Repayment installment		$ 500
BNP Facility | Tranche A - Sixteenth Installment
Debt Instrument [Line Items]
Repayment installment		8,414
BNP Facility | Tranche B - First Sixteen Installments
Debt Instrument [Line Items]
Repayment installment		500
BNP Facility | Tranche B - Seventeenth Installment
Debt Instrument [Line Items]
Repayment installment		$ 6,977
Bank of Tokyo Facility
Debt Instrument [Line Items]
Outstanding amount	$ 16,000
Number of installments		17
Frequency of payments		quarterly
Vessels provided as collateral		The loan is secured by a first priority mortgage on the Star Monica.
Line of credit facility, description		The Bank of Tokyo Facility provided financing for the vessel Star Monica.
Bank of Tokyo Facility | First Sixteen Installments
Debt Instrument [Line Items]
Repayment installment		$ 346
Bank of Tokyo Facility | Seventeenth Installment
Debt Instrument [Line Items]
Repayment installment		10,464
Augustea Vessels
Debt Instrument [Line Items]
Debt assumed	$ 308,279
Star Sienna, Star Laetitia, ABOY Karlie and Star Alessia
Debt Instrument [Line Items]
Capital lease obligations recognised		$ 127,101